Note 17 - New Accounting Standards Not Yet Adopted	12 Months Ended
Oct. 31, 2018
Notes to Financial Statements
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
(17)	New Accounting Standards Not Yet Adopted

In
May 2014,
the FASB issued Accounting Standards Update
2014
-
09,
Revenue from Contracts with Customers
(“ASU
2014
-
09”
). ASU
2014
-
09
is a comprehensive new revenue recognition model that expands disclosure requirements and requires an entity to recognize revenue when promised goods or services are transferred to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. In
August 2015,
the FASB issued Accounting Standards Update
2015
-
14,
Revenue from Contracts with Customers (Topic
606
): Deferral of the Effective Date
(“ASU
2015
-
14”
) which defers the effective date of the new revenue recognition standard by one
year. Under ASU
2015
-
14,
the new revenue recognition standard is effective for the Company beginning in fiscal year
2019.
The FASB has also issued ASU
2016
-
08,
ASU
2016
-
10,
ASU
2016
-
11,
ASU
2016
-
12,
ASU
2016
-
20
and ASU
2017
-
14
all of which clarify certain implementation guidance within ASU
2014
-
09.
The Company is currently evaluating the potential impact of the adoption of this guidance, but does not
anticipate that the adoption will significantly change the timing or amount of revenue recognized. Therefore, the Company believes the adoption will be limited to expanded disclosures with no
material impact on its results of operations, financial position and liquidity.

In
February 2016,
the FASB issued Accounting Standards Update
2016
-
02,
Leases
(“ASU
2016
-
02”
). ASU
2016
-
02
requires the recognition of a separate lease liability representing the required lease payments over the lease term and a separate lease asset representing the right to use the underlying asset during the same lease term. Additionally, this ASU provides clarification regarding the identification of certain components of contracts that would represent a lease as well as requires additional disclosures to the notes to the financial statements. ASU
2016
-
02
is effective for fiscal years beginning after
December 15, 2018,
including interim periods within that reporting period with early adoption permitted. The Company is currently evaluating the provisions of ASU
2016
-
02
in order to determine the impact on its results of operations, financial position and liquidity and its related financial statement disclosures. In
July 2018,
the FASB issued ASU
2018
-
11,
Leases (Topic
842
), Targeted Improvements
, which provides an additional (and optional) transition method to adopt the new lease standard. Under the new transition method, an entity would initially apply the new lease requirements in the period of adoption and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption without adjustment to the financial statements for periods prior to adoption. The Company expects the adoption of this guidance may
result in an increase to its long-term assets and liabilities on its consolidated balance sheet depending on the resulting impact of any decision by the Company to renew, extend or replace its two
existing real estate leases, as the current leases expire; however, the Company does not
expect the adoption to have a material impact on its results of operations, financial position and liquidity and its related financial statement disclosures.

In
August 2016,
the FASB issued Accounting Standards Update
2016
-
15,
Statement of Cash Flows (Topic
230
): Classification of Certain Cash Receipts and Cash Payments
(“ASU
2016
-
15”
). ASU
2016
-
15

provides guidance related to the classification of certain cash receipts and cash payments on the statement of cash flows. The pronouncement provides clarification guidance on eight
specific cash flow presentation issues that have developed due to diversity in practice. ASU
2016
-
15
is effective for fiscal years beginning after
December 15, 2017,
including interim periods within that reporting period, with early adoption permitted. The adoption of ASU
2016
-
15
is
not
expected to have a material impact on the Company's results of operations, financial position or liquidity or its related financial statement disclosures.

In
October 2016,
the FASB issued Accounting Standards Update
2016
-
16,
Income Taxes (Topic
740
): Intra-Entity Transfers of Assets Other Than Inventory
(“ASU
2016
-
16”
). ASU
2016
-
16
requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset (with the exception of inventory) when the transfer occurs.  Under current GAAP, entities are prohibited from recognizing current and deferred income taxes for an intra-entity transfer until the asset is sold to a third
party.  Examples of assets that would be affected by the new guidance are intellectual property and property, plant and equipment.  ASU
2016
-
16
is effective for fiscal years beginning after
December 15, 2017,
including interim periods within that reporting period, with early adoption permitted. The adoption of ASU
2016
-
16
is
not
expected to have a material impact on the Company's results of operations, financial position or liquidity or its related financial statement disclosures.

In
June 2018,
the FASB issued Accounting Standards Update
2018
-
07,
Compensation – Stock Compensation (Topic
718
): Improvements to Nonemployee Share-Based Payment Accounting
(“ASU
2018
-
07”
). ASU
2018
-
07
expands the scope of Topic
718
to include share-based payment transactions for acquiring goods and services from nonemployees. ASU
2018
-
07
also clarifies that Topic
718
does
not
apply to share-based payments used to effectively provide (
1
) financing to the issuer or (
2
) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under
Revenue from Contracts with Customers
(Topic
606
). ASU
2018
-
07
is effective for fiscal years beginning after
December 15, 2018,
including interim periods within that reporting period, with early adoption permitted. The adoption of ASU
2018
-
07
is
not
expected to have a material impact on the Company's results of operations, financial position or liquidity or its related financial statement disclosures.

In
June 2018,
the FASB issued Accounting Standards Update
2018
-
08,

Clarifying the Scope and the Accounting Guidance for Contributions Received and Contributions Made
(“ASU
2018
-
08”
). ASU
2018
-
08
applies to entities that receive or make contributions, which primarily are not
-for-profit entities but also affects business entities that make contributions. In the context of business entities that make contributions, the FASB clarified that a contribution is conditional if the arrangement includes both a barrier for the recipient to be entitled to the assets transferred and a right of return for the assets transferred (or a right of release of the business entity’s obligation to transfer assets). The recognition of contribution expense is deferred for conditional arrangements and is immediate for unconditional arrangements. ASU
2018
-
08
requires modified prospective transition to arrangements that have not
been completed as of the effective date or that are entered into after the effective date, but full retrospective application to each period presented is permitted. ASU
2018
-
08
is effective for fiscal years beginning after
December 15, 2018,
including interim periods within that reporting period, with early adoption permitted. The adoption of ASU
2018
-
08
is
not
expected to have a material impact on the Company's results of operations, financial position or liquidity or its related financial statement disclosures.

There are
no
other new accounting standards issued, but
not
yet adopted by the Company, which are expected to materially impact the Company’s financial position, operating results or financial statement disclosures.